CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Principal	$ 2,427,456	$ 3,253,086	$ 3,269,450
Accrued interest	257,666	151,047	444,118
Debt discount	0	0	(698,547)
Convertible notes payable	2,685,122	3,404,133	3,015,021
10% OID Convertible Promissory Notes
Principal	2,156,669	2,982,299	2,980,199
Accrued interest	232,997	135,780	120,492
Debt discount	0	0	(698,547)
Convertible notes payable	2,389,666	3,118,079	2,402,144
7% Convertible note ($850,000)
Principal	270,787	270,787	250,000
Accrued interest	24,669	15,267	321,652
Debt discount	0	0	0
Convertible notes payable	$ 295,456	$ 286,054	571,652
6% Secured convertible note (2014)
Principal			39,251
Accrued interest			1,974
Debt discount			0
Convertible notes payable			$ 41,225